Nature of the Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
	Jun. 25, 2018	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity incorporation date										Jun. 30, 2015
Entity incorporation state name										State of Delaware
Net proceeds from initial public offering										$ 93,000
Net loss		$ (16,679)	$ (16,015)	$ (13,660)	$ (11,161)	$ (8,036)	$ (6,913)	$ (15,731)	$ (4,811)	(57,515)	$ (35,491)	$ (9,431)
Accumulated deficit		(102,726)				$ (45,211)				(102,726)	$ (45,211)
Cash and cash equivalents		$ 142,600								$ 142,600
Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Stock issued, shares										6,666,667
Common Stock [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Stock issued, shares	6,666,667
Stock issued, price per shares	$ 15.00
Net proceeds from initial public offering	$ 89,900